Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Reitar Logtech Holdings Limited
Entity Central Index Key	0001951229
Entity File Number	001-42210
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o Unit 801, 8th Floor, Tower 2
Entity Address, Address Line Two	The Quayside, 77 Hoi Bun Road
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.00000005 per share
Trading Symbol	RITR
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	45,633,750
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	16,810,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Kin Chung Chan
Entity Address, Address Line One	c/o Unit 801, 8th Floor, Tower 2
Entity Address, Address Line Two	The Quayside, 77 Hoi Bun Road
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	2554 5666